Stock-based compensation (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation
Summary of the Company's stock option activity and related information

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Granted	167,275	4.30
Forfeited	(98,366)	0.29

Outstanding at June 30, 2012	686,542	1.04	9.41	$2,991

Exercisable at June 30, 2012	22,057	0.84	9.36	$101

Vested and expected to vest at June 30, 2012	686,542	1.04	9.41	$2,991

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at April 5, 2011(inception)	—	—
Granted	617,633	0.04

Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Exercisable at December 31, 2011	—	—	—	—

Vested and expected to vest at December 31, 2011	617,633	0.04	9.8	$2,162

Summary of the Company's restricted stock activity and related information

	Shares	Weighted-average purchase price per share
Outstanding at December 31, 2011	2,319,646	$0.002
Granted	—
Vested	(345,480)	$0.002

Outstanding at June 30, 2012	1,974,166	$0.002

	Shares	Weighted average purchase price per share
Outstanding at April 5, 2011(inception)	—	$—
Granted	3,529,406	$0.002
Vested	1,209,760	$0.002

Outstanding at December 31, 2011	2,319,646	$0.002

Schedule of assumptions used to estimate fair value of each stock-based award on the grant date using the Black-Scholes option pricing model

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
	(Unaudited)	(Unaudited)
Risk-free interest rate	0.8 - 1.2%	0.8 - 1.2%
Dividend yield	—	—
Volatility	84 - 87%	84 - 87%
Expected term (years)	5.1 - 6.1	5.1 - 6.1

December 31, 2011
Risk-free interest rate	1.2%
Dividend yield	—
Volatility	79%
Expected term (years)	6.0